Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment on March 31, 2021 Based On:[4]
Fiscal Year[1]	Summary Compensation Table Total For PEO[2]	Compensation Actually Paid to PEO[3]	Average Summary Compensation Table Total for Non-PEO NEOs[2]	Average Compensation Actually Paid to Non-PEO NEOs[3]	Total Shareholder Return[5]	Peer Group Total Shareholder Return[5]	Net Income (MM)[6]	Adjusted EBITDA (MM)[7]
2025	$2,579,122	$1,240,852	$698,725	$577,593	$142.89	$133.05	$53.52	$109.23
2024	$2,559,952	$5,068,432	$770,850	$1,326,118	$167.88	$177.07	$51.59	$104.20
2023	$3,365,793	$6,754,938	$1,100,682	$1,659,629	$127.86	$146.89	$33.67	$93.26
2022	$3,010,410	$1,584,319	$830,107	$524,437	$83.12	$159.32	$20.09	$58.45
2021	$2,312,584	$2,270,331	$758,949	$702,981	$100.00	$100.00	$0.88	$36.20

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	For each fiscal year, the PEO was Bruce Thames. The Other NEOs for Fiscal 2021 were Kevin Fox, Jay Peterson, David Buntin, Mark Roberts, and Rene van der Salm. The Other NEOs for Fiscal 2022 were Kevin Fox, Thomas Cerovski, David Buntin, Mark Roberts and Rene van der Salm. The Other NEOs for Fiscal 2023 were Kevin Fox, Thomas Cerovski, Roberto Kuahara, and Mark Roberts. The other NEOs for Fiscal 2024 were Kevin Fox, David Buntin, Thomas Cerovski, and Mark Roberts. The other NEOs for Fiscal 2025 were Thomas Cerovski, Kevin Fox, Roberto Kuahara, Greg Lucas, and Mark Roberts.
Peer Group Issuers, Footnote	The peer group used in this disclosure is the S&P SmallCap 600 - Energy Index, which is the same peer group used in Part II, Item 5 of our 2025 Annual Report.
PEO Total Compensation Amount	$ 2,579,122	$ 2,559,952	$ 3,365,793	$ 3,010,410	$ 2,312,584
PEO Actually Paid Compensation Amount	$ 1,240,852	5,068,432	6,754,938	1,584,319	2,270,331
Adjustment To PEO Compensation, Footnote	To calculate CAP, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for the PEO and for the average of the Other NEOs is set forth following the footnotes to this table.

	Fiscal 2024		Fiscal 2024		Fiscal 2023		Fiscal 2022		Fiscal 2021
Adjustments[1]	PEO	Other NEOs[2]	PEO	Other NEOs[2]	PEO	Other NEOs[2]	PEO	Other NEOs[2]	PEO	Other NEOs[2]
SCT Total	$2,579,122	$698,725	$2,559,952	$770,850	$3,365,793	$1,100,682	$3,010,410	$830,107	$2,312,584	$758,949
(Deduct): Aggregate grant date fair value for stock awards and option awards included in SCT Total for the covered fiscal year	$(1,299,963)	$(258,300)	$(1,299,951)	$(274,965)	$(1,486,613)	$(326,953)	$(1,299,946)	$(259,979)	$(1,498,705)	$(379,315)
Add: Fair value at fiscal year-end of stock options and stock awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$1,072,392	$230,301	$2,019,642	$427,193	$2,855,497	$624,232	$1,114,988	$195,316	$1,876,357	$384,168
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of stock options and stock awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$(555,962)	$(39,404)	$854,199	$199,336	$1,196,527	$170,701	$(701,892)	$(138,584)	$(155,802)	$(33,997)
Add: Vesting date fair value of stock options and stock awards granted and vested during the covered fiscal year	$—	$—	$—	$—	$—	$—	$—	$5,456	$—	$16,694
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of stock options and stock awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$(554,738)	$(53,729)	$934,591	$203,705	$823,734	$90,967	$(135,798)	$(22,649)	$(8,139)	$(412)
(Deduct): Fair value at end of prior fiscal year of stock options and stock awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$—	$—	$—		$—	$—	$(403,443)	$(85,230)	$(255,964)	$(43,106)
Add: Dividends or other earnings paid on stock awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	$—	$—	$—		$—	$—	$—	$—	$—	$—
CAP Amounts (As calculated)	$1,240,852	$577,593	$5,068,432	$1,326,118	$6,754,938	$1,659,629	$1,584,319	$524,437	$2,270,331	$702,981

(1)    Adjustments set forth herein were computed in accordance with the methodology used for financial reporting purposes. To determine the value of stock options included in CAP, the Black-Scholes valuation model was used. With respect to awards subject to performance-based vesting conditions, the values reported were based on the probable level of achievement of the underlying performance goals as of the applicable measurement date.
(2)    Amounts presented are averages for the entire group of Other NEOs in each respective year.

Non-PEO NEO Average Total Compensation Amount	$ 698,725	770,850	1,100,682	830,107	758,949
Non-PEO NEO Average Compensation Actually Paid Amount	$ 577,593	1,326,118	1,659,629	524,437	702,981
Adjustment to Non-PEO NEO Compensation Footnote	To calculate CAP, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for the PEO and for the average of the Other NEOs is set forth following the footnotes to this table.

	Fiscal 2024		Fiscal 2024		Fiscal 2023		Fiscal 2022		Fiscal 2021
Adjustments[1]	PEO	Other NEOs[2]	PEO	Other NEOs[2]	PEO	Other NEOs[2]	PEO	Other NEOs[2]	PEO	Other NEOs[2]
SCT Total	$2,579,122	$698,725	$2,559,952	$770,850	$3,365,793	$1,100,682	$3,010,410	$830,107	$2,312,584	$758,949
(Deduct): Aggregate grant date fair value for stock awards and option awards included in SCT Total for the covered fiscal year	$(1,299,963)	$(258,300)	$(1,299,951)	$(274,965)	$(1,486,613)	$(326,953)	$(1,299,946)	$(259,979)	$(1,498,705)	$(379,315)
Add: Fair value at fiscal year-end of stock options and stock awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$1,072,392	$230,301	$2,019,642	$427,193	$2,855,497	$624,232	$1,114,988	$195,316	$1,876,357	$384,168
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of stock options and stock awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$(555,962)	$(39,404)	$854,199	$199,336	$1,196,527	$170,701	$(701,892)	$(138,584)	$(155,802)	$(33,997)
Add: Vesting date fair value of stock options and stock awards granted and vested during the covered fiscal year	$—	$—	$—	$—	$—	$—	$—	$5,456	$—	$16,694
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of stock options and stock awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$(554,738)	$(53,729)	$934,591	$203,705	$823,734	$90,967	$(135,798)	$(22,649)	$(8,139)	$(412)
(Deduct): Fair value at end of prior fiscal year of stock options and stock awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$—	$—	$—		$—	$—	$(403,443)	$(85,230)	$(255,964)	$(43,106)
Add: Dividends or other earnings paid on stock awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	$—	$—	$—		$—	$—	$—	$—	$—	$—
CAP Amounts (As calculated)	$1,240,852	$577,593	$5,068,432	$1,326,118	$6,754,938	$1,659,629	$1,584,319	$524,437	$2,270,331	$702,981

(1)    Adjustments set forth herein were computed in accordance with the methodology used for financial reporting purposes. To determine the value of stock options included in CAP, the Black-Scholes valuation model was used. With respect to awards subject to performance-based vesting conditions, the values reported were based on the probable level of achievement of the underlying performance goals as of the applicable measurement date.
(2)    Amounts presented are averages for the entire group of Other NEOs in each respective year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 142.89	167.88	127.86	83.12	100.00
Peer Group Total Shareholder Return Amount	133.05	177.07	146.89	159.32	100.00
Net Income (Loss)	$ 53,520,000	$ 51,590,000	$ 33,670,000	$ 20,090,000.00	$ 880,000
Company Selected Measure Amount	109,230,000	104,200,000	93,260,000	58,450,000	36,200,000
PEO Name	Bruce Thames
Additional 402(v) Disclosure
This disclosure has been prepared in accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation S-K under the Exchange Act (“Item 402(v)”) and does not necessarily reflect value actually realized by the Named Executive Officers or how the HCMC Committee evaluates compensation decisions in light of Company or individual performance. For discussion of how the HCMC Committee seeks to align pay with performance when making compensation decisions, please see "Compensation Disclosure and Analysis."

The following tables and related disclosures provide information about (i) the total compensation (“SCT Total”) of our principal executive officer (“PEO”) and our non-PEO Named Executive Officers (collectively, the “Other NEOs”) as presented in the Summary Compensation Table, (ii) the “compensation actually paid” (“CAP”) to our PEO and our Other NEOs, as calculated pursuant to Item 402(v), (iii) certain financial performance measures, and (iv) the relationship of the CAP to those financial performance measures.
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of the PEO, and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable fiscal year for the Other NEOs.Historical stock price performance is not necessarily indicative of future stock price performance. Pursuant to rules of the SEC, the comparison assumes $100 was invested on March 31, 2021.Net Income as reported in the Company's Consolidated Statements of Operations and Comprehensive Income/(Loss) included in our 2025 Annual Report.
The following are the three financial performance measures that, in the Company's assessment, represent the most important performance measures used to link CAP for our Named Executive Officers to Company performance in Fiscal 2025: (i) Adjusted EBITDA, (ii) Revenue, and (iii) RTSR. As noted in the “Compensation Discussion and Analysis,” the Company used both financial and non-financial performance measures in order to link compensation paid to NEOs to Company performance in Fiscal 2025. Please see the “Compensation Discussion and Analysis” for further information regarding how each of these goals is calculated as well as the Company’s use of non-financial goals in its executive compensation program.
	The graphs below show the relationship of CAP to our PEO and the average of our Other NEOs to (i) the Company's Adjusted EBITDA, (ii) the Company's Net Income, and (iii) the Company's TSR, as well as a comparison of the Company's TSR to the TSR of the S&P SmallCap 600 - Energy Index. CAP, as calculated in accordance with Item 402(v), reflects, among others, adjustments to the fair value of equity awards during the fiscal years presented. Factors impacting the fair value of equity awards include the price of our Common Stock at fiscal year-end, as well as the projected and actual achievement of performance goals.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	As disclosed in the “Compensation Discussion and Analysis,” for Fiscal 2025, the HCMC Committee determined that Adjusted EBITDA continues to be viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component in both the short-term incentive and long-term incentive programs. Adjusted EBITDA is defined as: the Company's GAAP net income plus (i) net interest expense; (ii) income tax expense; (iii) depreciation and amortization expense; (iv) stock-based compensation expense; (v) income (loss) attributable to non-controlling interests; (vi) equity and/or debt-related transaction fees and expenses; (vii) certain merger or acquisition-related fees and expenses; (viii) certain restructuring, severance or other similar expenses; (ix) goodwill impairment charges; (x) certain executive and/or non-executive director succession planning expenses; and (xi) certain other expenses or adjustments primarily related to one-time, nonrecurring and/or non-cash charges that may be approved by the HCMC Committee from time to time.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	RTSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,299,963)	$ (1,299,951)	$ (1,486,613)	$ (1,299,946)	$ (1,498,705)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,072,392	2,019,642	2,855,497	1,114,988	1,876,357
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(555,962)	854,199	1,196,527	(701,892)	(155,802)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(554,738)	934,591	823,734	(135,798)	(8,139)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(403,443)	(255,964)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(258,300)	(274,965)	(326,953)	(259,979)	(379,315)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	230,301	427,193	624,232	195,316	384,168
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(39,404)	199,336	170,701	(138,584)	(33,997)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	5,456	16,694
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(53,729)	203,705	90,967	(22,649)	(412)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		0	(85,230)	(43,106)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0		$ 0	$ 0	$ 0